FAIR VALUE MEASUREMENTS (Details 1) - $ / shares		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 9.75	$ 1.31
Risk free rate	0.51%	4.32%
Volatility	25.00%	94.00%
Dividend yield	0.00%	0.00%
Post Combination Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 1.31
Risk free rate		4.64%
Volatility		101.10%
Dividend yield		0.00%
Post Combination Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		$ 12.50
Post Combination Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		17.50
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		1.31
Exercise price		$ 11.50
Risk free rate		4.02%
Volatility		58.50%
Dividend yield		0.00%